ALLEGIANT FUNDS

                                    B Shares

    Supplement dated March 28, 2006 to the Prospectus dated October 1, 2005, as previously supplemented

  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


     Effective May 31, 2006 (the "Effective Date"), each investment portfolio of Allegiant Funds (the "Funds") will no longer offer Class B Shares, except in connection with dividend reinvestment and permitted exchanges of Class B Shares.

     Existing holders of a Fund's Class B Shares as of the Effective Date may continue to hold their Class B Shares, reinvest dividends into Class B Shares of the Fund and exchange their Class B Shares for Class B Shares of another Fund (as permitted by current exchange privilege rules). As of the Effective Date, no new or subsequent investments, including through the Funds' Planned Investment Program, will be allowed in Class B Shares of any Fund, except through a dividend reinvestment or permitted exchange. For Class B Shares outstanding on the Effective Date and Class B Shares acquired upon reinvestment of dividends, all Class B Share attributes, including associated contingent deferred sales charge schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.

Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.





          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND
                        OHIO MUNICIPAL MONEY MARKET FUND
                    PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND
                           TREASURY MONEY MARKET FUND

                                    B Shares

    Supplement dated March 28, 2006 to the Prospectus dated October 1, 2005, as previously supplemented


  This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.


     Effective May 31, 2006 (the "Effective Date"), each investment portfolio of Allegiant Funds (the "Funds") will no longer offer Class B Shares, except in connection with dividend reinvestment and permitted exchanges of Class B Shares.

     Existing holders of a Fund's Class B Shares as of the Effective Date may continue to hold their Class B Shares, reinvest dividends into Class B Shares of the Fund and exchange their Class B Shares for Class B Shares of another Fund (as permitted by current exchange privilege rules). As of the Effective Date, no new or subsequent investments, including through the Funds' Planned Investment Program, will be allowed in Class B Shares of any Fund, except through a dividend reinvestment or permitted exchange. For Class B Shares outstanding on the Effective Date and Class B Shares acquired upon reinvestment of dividends, all Class B Share attributes, including associated contingent deferred sales charge schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE